UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen NWQ International Value Fund
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.4%
	COMMON STOCKS – 98.4%
	Aerospace & Defense – 3.0%
577,000	Embraer Aircraft Corporation	$3,766,330
41,279	Thales SA, (2)	5,028,746
	Total Aerospace & Defense	8,795,076
	Automobiles – 3.5%
37,986	Hyundai Motor Co, (2)	3,047,005
56,308	Toyota Motor Corporation, Sponsored ADR	7,340,874
	Total Automobiles	10,387,879
	Banks – 14.9%
945,800	AIB Group PLC	5,693,111
658,388	Bank of Ireland Group PLC, (2), (3)	5,746,855
462,050	ING Groep N.V, (2)	7,797,185
441,100	Oversea-Chinese Banking Corporation Limited, (2)	4,345,276
2,133,355	Royal Bank of Scotland Group PLC, (2), (3)	7,760,769
147,000	Sumitomo Mitsui Trust Holdings, (2)	5,950,181
3,805,297	Unicaja Banco SA, 144A, (2), (3)	6,558,231
	Total Banks	43,851,608
	Capital Markets – 4.2%
74,345	Aurelius AG, (2)	5,184,933
413,731	UBS Group AG	7,306,489
	Total Capital Markets	12,491,422
	Chemicals – 2.8%
83,059	Koninklijke DSM NV, (2)	8,255,808
	Commercial Services & Supplies – 3.8%
184,500	Dai Nippon Printing Co., Ltd., (2)	3,811,202
200,043	ISS A/S, (2)	7,429,490
	Total Commercial Services & Supplies	11,240,692
	Diversified Financial Services – 1.7%
43,103	Groupe Bruxelles Lambert SA, (2)	4,929,834
	Diversified Telecommunication Services – 4.3%
158,296	Nippon Telegraph and Telephone Corporation, ADR, (2)	7,368,679
230,928	Telenor ASA, (2)	5,251,561
	Total Diversified Telecommunication Services	12,620,240

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 1.8%
106,300	Mabuchi Motor Company Limited, (2)	$ 5,234,829
	Electronic Equipment, Instruments & Components – 1.4%
244,174	Flextronics International Limited, (3)	3,987,361
	Energy Equipment & Services – 3.9%
604,387	Aker Solutions ASA, (2), (3)	3,226,327
479,875	Tenaris SA, (2)	8,295,148
	Total Energy Equipment & Services	11,521,475
	Food & Staples Retailing – 6.2%
292,569	Carrefour SA, (2)	6,067,845
98,800	Seven & I Holdings, (2)	4,237,801
2,742,899	Tesco PLC, (2)	7,938,520
	Total Food & Staples Retailing	18,244,166
	Household Durables – 2.5%
200,600	Panasonic Corporation, (2)	2,867,465
245,900	Sekisui House, Ltd., (2)	4,487,926
	Total Household Durables	7,355,391
	Industrial Conglomerates – 3.1%
1,966,700	Alfa S.A.	2,520,578
51,071	Siemens AG, (2)	6,516,521
	Total Industrial Conglomerates	9,037,099
	Insurance – 9.3%
157,233	Ageas, (2)	8,113,934
22,209	Allianz AG, (2)	5,020,503
135,837	Axis Capital Holdings Limited	7,820,136
208,600	Mitsui Sumitomo Insurance Company Limited, (2)	6,577,257
	Total Insurance	27,531,830
	IT Services – 1.3%
92,034	Luxoft Holding Inc., (3)	3,768,792
	Media – 2.1%
88,617	Publicis Groupe SA, (2)	6,170,560
	Oil, Gas & Consumable Fuels – 3.8%
145,215	Canadian Natural Resources Limited	4,569,916
102,592	Royal Dutch Shell PLC, Class B Shares, Sponsored ADR	6,722,854
	Total Oil, Gas & Consumable Fuels	11,292,770
	Pharmaceuticals – 5.1%
206,316	GlaxoSmithKline PLC, (2)	4,006,872
18,207	Roche Holdings AG, (2)	4,176,631

Shares	Description (1)	Value
	Pharmaceuticals (continued)
84,746	Sanofi, (2)	$ 6,800,021
	Total Pharmaceuticals	14,983,524
	Professional Services – 3.0%
46,698	Adecco Group, (2)	3,326,299
105,941	Wolters Kluwer NV, (2)	5,634,455
	Total Professional Services	8,960,754
	Real Estate Management & Development – 1.8%
544,300	City Developments Ltd, (2)	5,423,524
	Semiconductors & Semiconductor Equipment – 1.6%
48,300	Rohm Company Limited, (2)	4,598,271
	Software – 1.5%
40,850	SAP SE, (2)	4,288,504
	Specialty Retail – 1.7%
1,216,609	Kingfisher PLC, (2)	4,990,895
	Technology Hardware, Storage & Peripherals – 3.4%
105,000	FUJIFILM Holdings Corp, (2)	4,188,948
2,974	Samsung Electronics Company Limited, (2)	5,691,866
	Total Technology Hardware, Storage & Peripherals	9,880,814
	Textiles, Apparel & Luxury Goods – 1.5%
156,000	Wacoal Holdings Corporation, (2)	4,515,577
	Tobacco – 2.9%
120,900	Japan Tobacco Inc., (2)	3,483,665
295,625	Scandinavian Tobacco Group A/S, 144A	5,196,591
	Total Tobacco	8,680,256
	Wireless Telecommunication Services – 2.3%
278,323	SK Telecom Company Limited, Sponsored ADR	6,727,067

	Total Long-Term Investments (cost $217,903,951)	289,766,018

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    March 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%
	REPURCHASE AGREEMENTS – 1.2%
$ 3,458	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $3,458,375, collateralized by $3,615,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $3,528,612	0.740%	4/02/18	$ 3,458,091
	Total Short-Term Investments (cost $3,458,091)			3,458,091
	Total Investments (cost $221,362,042) – 99.6%			293,224,109
	Other Assets Less Liabilities – 0.4%			1,147,767
	Net Assets – 100%			$ 294,371,876
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$65,420,099	$224,345,919	$ —	$289,766,018
Short-Term Investments:
Repurchase Agreements	—	3,458,091	—	3,458,091
Total	$65,420,099	$227,804,010	$ —	$293,224,109
The table below presents the transfers in and out of the three valuation levels for the fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(19,487,646)	$19,487,646	$ —	$ —	$ —

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.
Tax cost of investments	$230,489,670
Gross unrealized:
Appreciation	$ 75,851,484
Depreciation	(13,117,045)
Net unrealized appreciation (depreciation) of investments	$ 62,734,439
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018